SHARE CAPITAL AND OTHER RESERVES - Changes in Share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
SHARE CAPITAL AND OTHER RESERVES
Maximum term of each share option	10 years
Maximum number of common shares reserved for issuance	3,827,175
Number of share options
Balance beginning	1,093,333	716,663	716,663
Granted	2,370,000	460,003	0
Expired	0	(83,333)	0
Balance ending	3,463,333	1,093,333	716,663
Weighted average exercise price
Balance beginning | $ / shares	$ 1.67	$ 2.37	$ 2.36
Granted | $ / shares	0.77	0.92	0
Expired | $ / shares	0	2.36	0
Balance ending | $ / shares	$ 1.06	$ 1.67	$ 2.37